4. Related Party Transactions (June 2019 Note) (Details Narrative) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	May 24, 2018	Jun. 30, 2019	Jun. 30, 2018
Stock owned	10,571,333			83,450,000	35,450,000
Proceeds from related party	$ 38,100	$ 61,041		$ 72,085	$ 300
Repayment to related party	36,108	$ 23,816		34,005	0
Richard Carey [Member]
Stock owned			22,000,000
Equity ownership			62.15%
Proceeds from related party				72,085	300
Repayment to related party				34,005
Conversion of stock, amount converted				$ 48,000
Conversion of stock, shares converted				48,000,000
Loss on conversion of stock				$ (48,000)
Due to related party	$ 45			$ 3,980	$ 300